INCOME TAX - Component of loss before income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation [Line Items]
Loss before income tax	$ (1,105,276)	$ (749,142)	$ (724,271)
Total current tax provision	2,012	1,113	292
Total deferred tax expense		(126)
Actual income tax expense	2,012	1,113	292
The PRC, excluding Hong Kong
Effective Income Tax Rate Reconciliation [Line Items]
Loss before income tax	(542,306)	(514,816)	(652,302)
Total current tax provision	566	727	73
UK
Effective Income Tax Rate Reconciliation [Line Items]
Loss before income tax	(197,662)	(166,174)	821
Total current tax provision	(351)		(187)
Netherlands
Effective Income Tax Rate Reconciliation [Line Items]
Loss before income tax	(69,870)	(46,774)	(47,710)
Cayman Islands
Effective Income Tax Rate Reconciliation [Line Items]
Loss before income tax	(304,016)	(4,383)	(25,598)
Hong Kong
Effective Income Tax Rate Reconciliation [Line Items]
Loss before income tax	4,508	(1,859)	78
Total current tax provision	721		6
Others
Effective Income Tax Rate Reconciliation [Line Items]
Loss before income tax	4,070	(15,136)	440
Total current tax provision	$ 1,076	$ 386	$ 400